Segment information - Simplified statement of cash flows on telecommunication and banking activities - Tabular disclosure (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Consolidated net income		€ 2,617	€ 778	€ 5,055
Non-monetary items and reclassified items for presentation		13,298	14,592	10,310
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross		(108)	(126)	72
Decrease (increase) in trade receivables, gross		(289)	64	(488)
Increase (decrease) in trade payables		297	36	(122)
Changes in other customer contract assets and liabilities		(26)	140	(41)
Changes in other assets and liabilities (2)	[1]	(666)	(292)	(62)
Operating taxes and levies paid		(1,906)	(1,880)	(1,929)
Operating taxes and levies paid		1,906	1,914	1,929
Dividends received		13	12	6
Interest paid and interest rates effects on derivatives, net (3)	[2]	(963)	(1,134)	(1,264)
Adjustments for current tax of prior periods				2,246
Income tax paid excluding the effect of the tax litigation for years 2005 - 2006		(1,033)	(954)	(1,086)
Net cash provided by operating activities (a)		11,235	11,236	12,697
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(8,282)	(8,580)	(7,176)
Purchases of property, plant and equipment and intangible assets	[3]	(8,777)	(8,749)	(8,546)
Increase (decrease) in fixed assets payables		170	(72)	958
Investing donations received in advance		1	24	39
Sales of property, plant and equipment and intangible assets (5)	[4]	324	217	374
Cash paid for investment securities, net of cash acquired		(58)	(211)	(49)
Investments in associates and joint ventures		(10)	(3)	(7)
Proceeds from sales of investment securities, net of cash transferred		12	891	19
Other proceeds from sales of investment securities at fair value		5	95	18
Other decrease (increase) in securities and other financial assets		(2,081)	1,908	1,716
Purchases of equity securities measured at fair value		(34)	(76)	(67)
Proceeds from sales of investment securities, net of cash transferred		12	891	1
Decrease (increase) in securities and other financial assets		(2,081)	1,908	1,716
Net cash used in investing activities (b)		(10,448)	(5,976)	(5,564)
Financing activities
Medium and long-term debt issuances		1,809	2,523	2,694
Medium and long-term debt redemptions and repayments(7)	[5]	(1,088)	(4,572)	(3,476)
Increase (decrease) of bank overdrafts and short-term borrowings		(400)	1,143	(413)
Decrease (increase) of cash collateral deposits		771	988	(747)
Exchange rates effects on derivatives, net		(91)	201	37
Repayments of lease liabilities		(1,519)	(1,625)	(1,398)
Subordinated notes issuances (purchases) and other related fees		(451)	(311)	(12)
Coupon on subordinated notes		(213)	(238)	(280)
Proceeds from sale or issue of treasury shares, or (payments) to acquire or redeem entitys shares, other than share award plan		14	(199)	7
ow employee share offering (Orange Together 2021)		(20)	188
Capital increase (decrease) - non-controlling interests			5	2
Changes in ownership interests with no gain / loss of control		(11)	(403)	(3)
Dividends paid to owners of the parent company		(1,861)	(2,127)	(1,595)
Dividends paid to non-controlling interests		(304)	(218)	(226)
Net cash used in financing activities (c)		(3,343)	(4,834)	(5,410)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		8,621	8,145	6,481
Cash change in cash and cash equivalents		(2,556)	427	1,724
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		(61)	50	(59)
Cash and cash equivalents in the closing balance		6,004	8,621	8,145
Elimination of intersegment amounts
Operating activities
Non-monetary items and reclassified items for presentation		1	1	1
Changes in working capital and operating banking activities
Decrease (increase) in trade receivables, gross		(41)	47	23
Increase (decrease) in trade payables		41	(47)	(22)
Changes in other customer contract assets and liabilities		1		(1)
Interest paid and interest rates effects on derivatives, net (3)		(1)	(1)	(1)
Net cash provided by operating activities (a)				(1)
Investing activities
Other decrease (increase) in securities and other financial assets		2	2	(2)
Decrease (increase) in securities and other financial assets		2	2	(2)
Net cash used in investing activities (b)		2	2	(2)
Financing activities
Medium and long-term debt issuances			(27)
Medium and long-term debt redemptions and repayments(7)			27
Increase (decrease) of bank overdrafts and short-term borrowings		(2)	(2)	2
Net cash used in financing activities (c)		(2)	(2)	2
Telecom activities, operating segment [member] | Operating segments [member]
Operating activities
Consolidated net income		2,810	958	5,252
Non-monetary items and reclassified items for presentation		13,283	14,504	10,238
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross		(108)	(126)	72
Decrease (increase) in trade receivables, gross		(209)	37	(483)
Increase (decrease) in trade payables		260	47	(85)
Changes in other customer contract assets and liabilities		(26)	140	(40)
Changes in other assets and liabilities (2)		(201)	21	36
Operating taxes and levies paid		(1,907)	(1,874)	(1,931)
Dividends received		13	12	6
Interest paid and interest rates effects on derivatives, net (3)		(962)	(1,130)	(1,265)
Adjustments for current tax of prior periods				2,246
Income tax paid excluding the effect of the tax litigation for years 2005 - 2006		(1,033)	(955)	(1,085)
Net cash provided by operating activities (a)		11,921	11,636	12,961
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(8,251)	(8,557)	(7,146)
Purchases of property, plant and equipment and intangible assets		(8,742)	(8,725)	(8,516)
Elimination of telecommunication licenses paid		(981)	(717)	(351)
Increase (decrease) in fixed assets payables		165	(73)	958
Investing donations received in advance		1	24	39
Sales of property, plant and equipment and intangible assets (5)		324	217	374
Cash paid for investment securities, net of cash acquired		(57)	(210)	(16)
Investments in associates and joint ventures		(10)	(3)	(7)
Proceeds from sales of investment securities, net of cash transferred		12	891	5
Other proceeds from sales of investment securities at fair value		5	95
Other decrease (increase) in securities and other financial assets		(2,289)	1,632	1,596
Purchases of equity securities measured at fair value		(34)	(75)	(65)
Decrease (increase) in securities and other financial assets		(2,289)	1,632	1,596
Net cash used in investing activities (b)		(10,625)	(6,227)	(5,634)
Financing activities
Medium and long-term debt issuances		1,809	2,523	2,694
Medium and long-term debt redemptions and repayments(7)		(1,088)	(4,572)	(3,476)
Increase (decrease) of bank overdrafts and short-term borrowings		(367)	1,148	(299)
Decrease (increase) of cash collateral deposits		673	973	(749)
Exchange rates effects on derivatives, net		(91)	201	37
Repayments of lease liabilities		(1,514)	(1,621)	(1,394)
Subordinated notes issuances (purchases) and other related fees		(451)	(311)	(12)
Coupon on subordinated notes		(213)	(238)	(280)
Proceeds from sale or issue of treasury shares, or (payments) to acquire or redeem entitys shares, other than share award plan		14	(199)	7
Capital increase (decrease) - non-controlling interests			1	2
Capital increase (decrease) - Telecom activities / Mobile Financial Services		(173)	(317)	(197)
Changes in ownership interests with no gain / loss of control		(11)	(403)	(3)
Dividends paid to owners of the parent company		(1,861)	(2,127)	(1,595)
Dividends paid to non-controlling interests		(304)	(218)	(225)
Net cash used in financing activities (c)		(3,577)	(5,160)	(5,490)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		8,188	7,891
Cash change in cash and cash equivalents		(2,281)	249	1,839
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		(61)	48	(59)
Cash and cash equivalents in the closing balance		5,846	8,188	7,891
Mobile Financial Services, operating segment [member] | Operating segments [member]
Operating activities
Consolidated net income		(194)	(181)	(196)
Non-monetary items and reclassified items for presentation		14	86	70
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross		0
Decrease (increase) in trade receivables, gross		(39)	(21)	(28)
Increase (decrease) in trade payables		(4)	37	(14)
Changes in other assets and liabilities (2)		(465)	(313)	(98)
Operating taxes and levies paid		1	(6)	2
Interest paid and interest rates effects on derivatives, net (3)			(3)	2
Income tax paid excluding the effect of the tax litigation for years 2005 - 2006				(1)
Income tax (paid)			1
Net cash provided by operating activities (a)		(686)	(399)	(263)
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(31)	(23)	(30)
Purchases of property, plant and equipment and intangible assets		(35)	(24)	(30)
Increase (decrease) in fixed assets payables		5	1
Cash paid for investment securities, net of cash acquired			(1)	(32)
Proceeds from sales of investment securities, net of cash transferred				14
Other decrease (increase) in securities and other financial assets		206	274	121
Purchases of equity securities measured at fair value				(1)
Decrease (increase) in securities and other financial assets		206	274	121
Net cash used in investing activities (b)		175	249	72
Financing activities
Medium and long-term debt issuances			27
Medium and long-term debt redemptions and repayments(7)			(27)
Increase (decrease) of bank overdrafts and short-term borrowings		(32)	(3)	(116)
Decrease (increase) of cash collateral deposits		99	15	1
Repayments of lease liabilities		(4)	(4)	(4)
Capital increase (decrease) - non-controlling interests			4
Capital increase (decrease) - Telecom activities / Mobile Financial Services		173	317	197
Dividends paid to non-controlling interests				(1)
Net cash used in financing activities (c)		236	328	78
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		433	254
Cash change in cash and cash equivalents		(275)	177	(115)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects			2
Cash and cash equivalents in the closing balance		€ 158	€ 433	€ 254

[1]	Excluding operating tax receivables and payables
[2]	Including interests paid on lease liabilities for (141) million euros in 2022, (120) million euros in 2021 and (131) million euros in 2020 and interests paid on financed asset liabilities for (3) million euros in 2022 and (1) million euros in 2021 and 2020.
[3]	Acquisitions of financed assets for 229 million euros in 2022, 40 million euros in 2021 and 241 million euros in 2020 have no effect on the net cash used in investing activities.
[4]	Including proceeds from sale and lease-back transactions for 14 million euros in 2022, 10 million euros in 2021 and 227 million euros in 2020.
[5]	Including TDIRA buy-backs in 2020 (see Note 13.4).